EFFECT FROM IFRS 15 IMPLEMENTATION - Statement of financial position (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NON-CURRENT ASSETS:
Property, plant and equipment	₽ 276,443	₽ 263,063	₽ 272,841	₽ 302,662
Other intangible assets	95,962	79,397	75,128	74,596
Investment in associates	10,735	9,452
Other non-financial assets	5,038	2,048
Total non-current assets	647,059	405,038
CURRENT ASSETS:
Other non financial assets	1,338
Total current assets	268,934	146,032
TOTAL ASSETS	915,993	551,070
EQUITY:
Retained earnings	110,946	151,043
Accumulated other comprehensive loss	(1,064)	(8,854)
Equity attributable to owners of the Company	65,274	120,126
Non-controlling interests	12,291	4,079
Total equity	77,565	124,205	₽ 143,948	₽ 168,371
NON-CURRENT LIABILITIES:
Deferred tax liabilities	24,439	23,773
Total non-current liabilities	542,957	270,194
CURRENT LIABILITIES:
Contract liabilities	21,597	17,696
Total current liabilities	295,471	156,671
TOTAL EQUITY AND LIABILITIES	915,993	₽ 551,070
As if IFRS 15 was not applied
NON-CURRENT ASSETS:
Property, plant and equipment	278,002
Other intangible assets	88,945
Investment in associates	10,772
Other non-financial assets	3,424
Total non-current assets	640,024
CURRENT ASSETS:
Other non financial assets	1,238
Total current assets	268,834
TOTAL ASSETS	908,858
EQUITY:
Retained earnings	108,243
Accumulated other comprehensive loss	(1,158)
Equity attributable to owners of the Company	62,477
Non-controlling interests	12,269
Total equity	74,746
NON-CURRENT LIABILITIES:
Deferred tax liabilities	23,740
Total non-current liabilities	542,258
CURRENT LIABILITIES:
Contract liabilities	17,980
Total current liabilities	291,854
TOTAL EQUITY AND LIABILITIES	908,858
IFRS 15 adjustments
NON-CURRENT ASSETS:
Property, plant and equipment	(1,559)
Other intangible assets	7,017
Investment in associates	(37)
Other non-financial assets	1,614
Total non-current assets	7,035
CURRENT ASSETS:
Other non financial assets	100
Total current assets	100
TOTAL ASSETS	7,135
EQUITY:
Retained earnings	2,703
Accumulated other comprehensive loss	94
Equity attributable to owners of the Company	2,797
Non-controlling interests	22
Total equity	2,819
NON-CURRENT LIABILITIES:
Deferred tax liabilities	699
Total non-current liabilities	699
CURRENT LIABILITIES:
Contract liabilities	3,617
Total current liabilities	3,617
TOTAL EQUITY AND LIABILITIES	₽ 7,135